DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, INTERMEX HOLDINGS, INC. (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2017	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Detail of Noncontrolling Interest [Abstract]
Provision for income tax (benefit) expense			$ (144,675)	$ (109,457)		$ (245,412)	$ (109,457)	$ 0		$ (436,721)	$ 0
Intermex Holdings, Inc. and Subsidiaries [Member]
Detail of Noncontrolling Interest [Abstract]
Non-controlling interest in portion of profit or (loss)									$ 3,053
Non-controlling interest asset									6,813	$ 6,813
Provision for income tax (benefit) expense	$ 534,402		$ 823,889	$ 243,754	$ 1,244,206	$ 616,372			$ 534,402
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Wire Transfer, LLC [Member]
Detail of Noncontrolling Interest [Abstract]
Ownership percentage									100.00%	100.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Wire Transfer de Guatemala S.A. [Member]
Detail of Noncontrolling Interest [Abstract]
Ownership percentage			99.80%			99.80%			99.80%	99.80%
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Transfers de Mexico, S.A. [Member]
Detail of Noncontrolling Interest [Abstract]
Ownership percentage			98.00%			98.00%			98.00%	98.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Wire Transfer Corp [Member]
Detail of Noncontrolling Interest [Abstract]
Ownership percentage			100.00%			100.00%			98.00%	98.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Wire Transfer II, LLC [Member]
Detail of Noncontrolling Interest [Abstract]
Ownership percentage			100.00%			100.00%			100.00%	100.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Detail of Noncontrolling Interest [Abstract]
Non-controlling interest in portion of profit or (loss)		$ 548									3,696	$ 2,458
Non-controlling interest asset											3,134
Provision for income tax (benefit) expense		$ (2,203,373)									$ 4,083,655	$ 4,191,643	$ (12,969,232)